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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21558


                      Pioneer Short-Term Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  February 28

Date of reporting period:  May 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


         Pioneer Short Term Income Fund
         Schedule of Investments  05/31/05 (unaudited)
Principal Amount                                                           Value
         ASSET BACKED SECURITIES - 1.9 %
         Banks - 0.7 %
         Thrifts & Mortgage Finance - 0.7 %
 200,000 Greenpoint Mortgage Funding Trust, Floating Rate Note, 6/25/3$       199,997
         Total Banks                                                  $       199,997

         Diversified Financials - 0.6 %
         Other Diversified Finance Services - 0.6 %
 200,000 Volkswagon Auto Loan Trust, 2.94%, 3/22/10                   $       196,437
         Total Diversified Financials                                 $       196,437

         Utilities - 0.6 %
         Multi-Utilities - 0.6 %
 200,000 PG&E Energy Recovery Funding LLC, 3.32%, 9/25/08             $       199,601
         Total Utilities                                              $       199,601
         TOTAL ASSET-BACKED SECURITIES                                $       596,035
         (Cost   $597,079)

         COLLATERALIZED MORTGAGE OBLIGATIONS - 18.6 %
         Government - 18.6 %
         Government - 18.6 %
 180,556 Federal Home Loan Bank, 3.0%, 8/15/09                        $       179,968
 187,866 Federal Home Loan Bank, 3.5%, 12/15/10                               187,549
1,160,546Federal Home Loan Bank, 3.75%, 1/15/11                             1,162,590
 158,991 Federal Home Loan Bank, 4.0%, 10/15/09                               159,177
 234,409 Federal Home Loan Bank, 4.0%, 12/15/12                               231,662
 582,619 Federal Home Loan Bank, 4.0%, 12/15/16                               577,269
 500,000 Federal Home Loan Bank, 4.0%, 12/25/20                               500,486
 231,582 Federal Home Loan Bank, 4.0%, 3/15/11                                232,061
 320,441 Federal Home Loan Bank, 4.0%, 4/15/21                                320,039
 208,943 Federal Home Loan Bank, 4.0%, 4/15/22                                207,223
 240,894 Federal Home Loan Bank, 4.5%, 11/15/09                               242,468
 225,285 Federal Home Loan Bank, 4.5%, 3/25/16                                225,526
 134,564 Federal Home Loan Bank, 4.5%, 6/15/14                                134,832
 241,014 Federal Home Loan Bank, 4.84%, 1/25/12                               244,051
  34,617 Federal Home Loan Bank, 5.5%, 6/15/15                                 34,636
  95,129 Federal Home Loan Bank, 6.0%, 3/25/31                                 96,322
 105,134 Federal Home Loan Bank, 6.0%, 6/15/23                                106,880
 250,000 Federal Home Loan Mortgage Corp., 5.5%, 7/15/17                      255,079
 685,678 Federal National Mortgage Association, 4.0%, 11/25/14                681,870
         Total Government                                             $     5,779,688
         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                    $     5,779,688
         (Cost   $5,813,855)

         CORPORATE BONDS - 28.3 %
         Energy - 2.3 %
         Integrated Oil & Gas - 0.8 %
 250,000 Occcidental Petroleum, 4.0%, 11/30/07                        $       248,478

         Oil & Gas Equipment & Services - 0.6 %
 200,000 Cooper Cameron Corp., 2.65%, 4/15/07                         $       194,006

         Oil & Gas Exploration & Production - 0.7 %
 225,000 Ocean Energy, Inc., 4.375%, 10/1/07                          $       224,628

         Oil & Gas Refining & Marketing - 0.2 %
  60,000 Semco Energy, Inc., 7.125%, 5/15/08                          $        60,912
         Total Energy                                                 $       728,024

         Materials - 3.3 %
         Commodity Chemicals - 0.8 %
 250,000 Methanex Corp., 7.75%, 8/15/05                               $       250,938

         Diversified Chemical - 0.6 %
 200,000 Equistar Chemical, L.P., 6.5%, 2/15/06                       $       201,000

         Paper Packaging - 1.2 %
  62,000 Abitibi-Consolidated, Inc., 6.95%, 12/15/06                  $        62,310
 300,000 Bemis Co., Inc. 6.7%, 7/1/05                                         300,726
                                                                      $       363,036
         Specialty Chemicals - 0.7 %
 200,000 Arco Chemical Co., 9.375%, 12/15/05                          $       204,500
         Total Materials                                              $     1,019,474

         Capital Goods - 2.5 %
         Aerospace & Defense - 0.7 %
 200,000 Bombardier Capital, Inc., 6.125%, 6/29/06 (144A)             $       201,000

         Building Products - 0.3 %
 100,000 Builders Firstsource, Inc., Floating Rate Note, 2/15/12      $        96,500

         Construction & Farm Machinery & Heavy Trucks - 0.7 %
 225,000 Caterpillar Financial Service Corp., 3.8%, 2/8/08            $       222,977

         Industrial Conglomerates - 0.8 %
 250,000 General Electric Corp., 4.125%, 3/4/08                       $       249,940
         Total Capital Goods                                          $       770,417

         Commercial Services & Supplies - 0.6 %
         Diversified Commercial Services - 0.6 %
 200,000 Deluxe Corp., 3.5%, 10/1/07                                  $       195,805
         Total Commercial Services & Supplies                         $       195,805

         Transportation - 0.7 %
         Airlines - 0.7 %
 200,000 Southwest Airlines Co., 5.496%, 11/1/06                      $       204,265
         Total Transportation                                         $       204,265

         Automobiles & Components - 1.8 %
         Auto Parts & Equipment - 0.6 %
 200,000 Delphi Corp., 6.55%, 6/15/06                                 $       192,500

         Automobile Manufacturers - 1.2 %
 125,000 Hertz Corp., 4.7%, 10/2/06                                   $       124,445
 250,000 Hyundai Motor Co., Ltd., 5.3%, 12/19/08                              251,854
                                                                      $       376,299
         Total Automobiles & Components                               $       568,799

         Consumer Durables & Apparel - 1.4 %
         Homebuilding - 0.8 %
 250,000 Centex Corp., 4.75%, 1/15/08                                 $       250,064

         Household Appliances - 0.6 %
 200,000 Stanley Works, 3.5%, 11/1/07                                 $       197,454
         Total Consumer Durables & Apparel                            $       447,518

         Consumer Services - 0.7 %
         Hotels, Resorts & Cruise Lines - 0.7 %
 225,000 Carnival Corp., 3.75%, 11/15/07                              $       222,718
         Total Consumer Services                                      $       222,718

         Media - 0.5 %
         Movies & Entertainment - 0.5 %
  70,000 AOL Time Warner, Inc., 6.125%, 4/15/06                       $        71,318
  85,000 Walt Disney Co., 5.375%, 6/1/07                                       86,875
                                                                      $       158,193
         Total Media                                                  $       158,193

         Food & Drug Retailing - 0.6 %
         Food Distributors - 0.6 %
 200,000 Cadbury Schweppes, 3.875%, 10/1/08 (144A)                    $       196,364
         Total Food & Drug Retailing                                  $       196,364

         Food, Beverage & Tobacco - 1.3 %
         Packaged Foods & Meats - 0.6 %
 170,000 Tyson Foods, Inc., 6.625%, 10/17/05                          $       171,516

         Tobacco - 0.7 %
 200,000 Altria Group, Inc., 6.375%, 2/1/06                           $       202,919
         Total Food Beverage & Tobacco                                $       374,435

         Health Care Equipment & Services - 1.0 %
         Health Care Distributors - 0.5 %
 150,000 Cardinal Health, Inc., 6.0%, 1/15/06                         $       151,316

         Health Care Facilities - 0.5 %
 145,000 HCA, Inc., 7.0%, 7/1/07                                      $       150,480
         Total Health Care Equipment & Services                       $       301,796

         Banks - 2.6 %
         Diversified Banks - 1.9 %
 300,000 Bank of America Corp., Floating Rate Note, 8/26/05           $       300,205
 300,000 Popular North America, Inc., 3.875%, 10/1/08                         296,356
                                                                      $       596,561
         Thrifts & Mortgage Finance - 0.7 %
 200,000 Countrywide Home Loan, 3.5%, 12/19/05                        $       199,743
         Total Banks                                                  $       796,304

         Diversified Financials - 3.7 %
         Consumer Finance - 0.6 %
  70,000 Capital One Financial, 7.25%, 5/1/06                         $        72,012
 100,000 SLM Corp., Floating Rate Note, 12/15/08                              100,012
                                                                      $       172,024
         Diversified Financial Services - 3.1 %
 250,000 Citigroup, Inc., Floating Rate Note, 3/16/12                 $       249,151
 100,000 ERAC USA Finance Co., 6.625%, 5/15/06 (144A)                         101,623
  50,000 Ford Motor Credit Co., 4.95%, 1/15/08                                 47,397
 125,000 Ford Motor Credit Co., 6.875%, 2/1/06                                126,405
 145,000 General Motors Acceptance Corp., 4.50%, 7/15/06                      142,232
 100,000 Household Finance Corp., Floating Rate Note, 8/15/08                 100,003
 200,000 John Deere Capital Corp., 3.875%, 3/7/07                             199,473
                                                                      $       966,284
         Total Diversified Financials                                 $     1,138,308

         Insurance - 1.6 %
         Life & Health Insurance - 0.7 %
 232,000 Provident Companies, Inc., 6.375%, 7/15/05                   $       232,994

         Multi-Line Insurance - 0.2 %
  50,000 International Lease Finance Corp., 4.0%, 1/17/06             $        50,027

         Property & Casualty Insurance - 0.7 %
 225,000 Berkley (WR) Corp., 6.25%, 1/15/06                           $       226,486
         Total Insurance                                              $       509,507

         Real Estate - 0.3 %
         Real Estate Investment Trusts - 0.3 %
  85,000 Crescent Real Estate, 7.5%, 9/15/07                          $        85,000
         Total Real Estate                                            $        85,000

         Technology Hardware & Equipment - 1.0 %
         Communications Equipment - 0.2 %
  50,000 Corning Glass, 7.0%, 3/15/07                                 $        50,000

         Computer Hardware - 0.6 %
 200,000 Hewlett-Packard Co., 3.625%, 3/15/08                         $       197,494

         Technology Distributors - 0.2 %
  50,000 Arrow Electronics, Inc., 7.0%, 1/15/07                       $        51,765
         Total Technology Hardware & Equipment                        $       299,259

         Telecommunication Services - 0.8 %
         Integrated Telecommunication Services - 0.5 %
  70,000 AT&T Corp., 7.25%, 11/15/06 (STEP)                           $        73,849
  60,000 AT&T Corp., 7.5%, 6/1/06                                              61,931
                                                                      $       135,780
         Wireless Telecommunication Services - 0.3 %
  50,000 AT&T Wireless, 7.35%, 3/1/06                                 $        51,269
  50,000 Cingular Wireless LLC, 5.625%, 12/15/06                               50,962
                                                                      $       102,231
         Total Telecommunication Services                             $       238,011

         Utilities - 1.6 %
         Electric Utilities - 1.0 %
 100,000 Northern States Power, 2.875%, 8/1/06                        $        98,791
 200,000 Pinnacle West Energy Corp., Floating Rate Note, 4/1/07 (144A)        199,953
                                                                      $       298,744
         Gas Utilities - 0.6 %
 200,000 Panhandle Eastern Pipeline, 2.75%, 3/15/07                   $       194,398
         Total Utilities                                              $       493,142
         TOTAL CORPORATE BONDS                                        $     8,747,339
         (Cost   $8,795,516)

         U.S. GOVERNMENT AGENCY OBLIGATIONS - 50.8 %
         Government - 50.8 %
         Government - 50.8 %
 100,000 Federal Home Loan Bank, 3.1%, 12/15/06                       $        99,096
 300,000 Federal Home Loan Bank, 3.45%, 1/10/07                               298,743
 250,000 Federal Home Loan Bank, 3.50%, 5/25/12                               248,816
 250,000 Federal Home Loan Bank, 4.125%, 2/15/08                              251,302
 250,000 Federal Home Loan Bank, 4.43%, 4/7/08                                251,394
 250,000 Federal Home Loan Bank, 4.57%, 10/17/08                              251,183
 250,000 Federal Home Loan Mortgage Corp., 2.15%, 2/10/06                     247,638
 212,892 Federal Home Loan Mortgage Corp., 3.0%, 8/1/10                       204,576
 250,000 Federal Home Loan Mortgage Corp., 3.625%, 2/15/08                    248,959
 146,786 Federal Home Loan Mortgage Corp., 4.5%, 11/1/07                      147,163
 171,112 Federal Home Loan Mortgage Corp., 4.5%, 3/1/08                       171,757
 259,917 Federal Home Loan Mortgage Corp., 5.5%, 12/1/08                      263,616
  46,898 Federal Home Loan Mortgage Corp., 5.5%, 4/1/08                        47,591
 202,694 Federal Home Loan Mortgage Corp., 5.5%, 9/1/08                       205,578
 132,477 Federal Home Loan Mortgage Corp., 6.0%, 3/1/07                       134,683
 179,777 Federal Home Loan Mortgage Corp., 6.5%, 12/1/07                      184,959
 150,981 Federal Home Loan Mortgage Corp., 6.5%, 3/1/11                       157,283
  76,937 Federal Home Loan Mortgage Corp., 6.5%, 6/1/17                        80,160
 246,415 Federal Home Loan Mortgage Corp., 6.5%, 7/1/16                       256,730
 100,000 Federal National Mortgage Association, 2.375%, 11/25/05               99,326
 200,000 Federal National Mortgage Association, 2.5%, 7/26/06                 198,674
 100,000 Federal National Mortgage Association, 3.0%, 9/29/06                  98,849
 150,000 Federal National Mortgage Association, 3.3%, 9/14/07                 148,330
 250,000 Federal National Mortgage Association, 3.55%, 1/30/07                248,763
 200,000 Federal National Mortgage Association, 3.75%, 8/3/07                 199,665
 250,000 Federal National Mortgage Association, 4.0%, 8/8/08                  249,100
 200,000 Federal National Mortgage Association, 4.125%, 8/28/07               200,066
 300,000 Federal National Mortgage Association, 4.45%, 10/12/07               300,993
 121,389 Federal National Mortgage Association, 5.0%, 10/1/09                 122,675
 162,471 Federal National Mortgage Association, 5.0%, 12/1/08                 164,462
 189,205 Federal National Mortgage Association, 5.0%, 3/1/09                  191,210
  82,188 Federal National Mortgage Association, 5.5%, 1/1/12                   84,705
 199,905 Federal National Mortgage Association, 6.5%, 8/1/17                  208,667
  79,119 Federal National Mortgage Association, 6.50%, 6/1/16                  82,582
 180,486 Government National Mortgage Association II, 6.0%, 5/20/13           187,322
 169,543 Government National Mortgage Association, 7.0%, 1/15/09              176,342
 150,336 Government National Mortgage Association, 7.0%, 11/15/13             158,552
 400,000 U.S. Treasury Bonds, 1.875%, 1/31/06                                 396,312
 200,000 U.S. Treasury Bonds, 2.5%, 9/30/06                                   197,375
1,600,000U.S. Treasury Notes, 2.25%, 4/30/06                                1,583,626
 400,000 U.S. Treasury Notes, 3.0%, 12/31/06                                  396,547
1,050,000U.S. Treasury Notes, 3.125%, 4/15/09                               1,028,549
1,000,000U.S. Treasury Notes, 3.125%, 5/15/07                                 991,406
 700,000 U.S. Treasury Notes, 3.25%, 8/15/08                                  691,441
 750,000 U.S. Treasury Notes, 3.375%, 2/15/08                                 744,873
 700,000 U.S. Treasury Notes, 3.375%, 9/15/09                                 690,320
1,000,000U.S. Treasury Notes, 3.75%, 3/31/07                                1,002,734
1,250,000U.S. Treasury Strip Principal, 0%, 5/15/07                         1,165,980
                                                                      $    15,760,673
         Total Government                                             $    15,760,673
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                     $    15,760,673
         (Cost   $15,763,557)
         TOTAL INVESTMENT IN SECURITIES - 99.6%                       $    30,883,735
         (Cost   $30,970,007)
         OTHER ASSETS AND LIABILITIES - 0.4%                          $      128,916

         TOTAL NET ASSETS - 100.0%                                    $    31,012,651

        1Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At May
          31, 2005, the value of these securities amounted to $698,940 or 2.3% of net assets.

        SDebt obligation initially issued at one coupon which converts to another coupon at a specified date.
         The rate shown is the rate at period end.

        (At May 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $30,973,304 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                    $    5,865

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                        (95,434)

         Net unrealized gain                                          $   (89,569)



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Short-Term Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 28, 2005

* Print the name and title of each signing officer under his or her signature.